Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 59,657	361,146		371,256
Short-term bank time deposits	30,467	184,440		237,100
Restricted cash	6,112	37,000		36,000
Accounts receivable, net of allowance for doubtful accounts	21,802	131,984		114,601
Amounts due from related parties	63	379	[1]	8,254	[1]
Prepaid expenses, deposits and other current assets	27,952	169,210		147,252
Inventories	91,148	551,783		478,483
Deferred tax assets	1,045	6,330		1,704
Total current assets	238,246	1,442,272		1,394,650
Property and equipment, net	20,348	123,183		120,237
Long-term bank time deposits	6,650	40,256		20,000
Rental deposits	6,929	41,946		38,236
Cost method investments	2,088	12,638		12,638
Intangible assets, net	414	2,509		2,868
Goodwill	8,560	51,819		51,819
Deferred tax assets	1,937	11,723		3,056
Accrued interest income	127	769		507
TOTAL ASSETS	285,299	1,727,115		1,644,011
Current liabilities:
Accounts payable	66,663	403,558		356,095
Bills payable	716	4,334		20,534
Amounts due to related parties	4,831	29,247	[2]	18,381	[2]
Accrued expenses and other payables	20,329	123,065		105,503
Deferred income	3,713	22,477		14,327
Income tax payable	5,710	34,567		40,967
Dividend payable	31,592	191,246
Total current liabilities	133,554	808,494		555,807
Deferred income	2,873	17,391		18,365
Deferred tax liabilities	2,732	16,541		7,499
Other non-current liabilities	6,469	39,163		36,237
Total liabilities	145,628	881,589		617,908
Shareholders' equity:
Share capital - ordinary shares USD 0.0001 par value: 360,000,000 shares authorized; 197,446,940 shares issued and outstanding as of December 31, 2012 and 2013	26	158		158
Treasury stock at cost Nil shares as of December 31, 2012 and as of December 31, 2013
Additional paid-in capital	105,777	640,341		832,811
Accumulated other comprehensive loss	(6,876)	(41,623)		(41,688)
Retained earnings	40,744	246,650		234,822
Total shareholders' equity	139,671	845,526		1,026,103
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 285,299	1,727,115		1,644,011

[1]	The amounts due from related parties represent the following: December 31, 2012 2013 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 22(b)) 7,304 335 Expenses paid on behalf of related parties 950 44 8,254 379 Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group.
[2]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.